Information Concerning the Group's Consolidated Operations - Revenues by Country of Origin and Other Income (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of revenue [line items]
Revenues	$ 2,900	$ 1,152	$ 52,993	$ 2,188
Research tax credit	1,725	1,805	3,573	4,172
Subsidies and other	(10)	(25)	(79)
Other income	1,716	1,780	3,494	4,172
Total revenues and other income	4,616	2,932	56,487	6,360
France [member]
Disclosure of revenue [line items]
Revenues	607	745	48,323	1,623
United States [member]
Disclosure of revenue [line items]
Revenues	$ 2,293	$ 407	$ 4,670	$ 566